WARRANT DERIVATIVE (Narrative) (Details) - USD ($)		12 Months Ended
	May 15, 2018	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement [Line Items]
Warrants granted, value	$ 1,171,000
Unit issuance costs attributed to warrants	$ 157,000
Warrants, market price		$ 0.005
Warrants outstanding, value		663,000
Gain on warrant derivative		508,000
Gain of fair value of financial instruments		$ 3,726,000	$ 2,081,000	$ 0